Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone Funds Group Trust
Entity Central Index Key	0000914243
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000221929 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS R6
Trading Symbol	TSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$30	0.67%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.67%
Net Assets	$ 1,903,912,454
Holdings Count | Holding	29
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

C000221930 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	CISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$35	0.78%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.78%
Net Assets	$ 1,903,912,454
Holdings Count | Holding	29
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

C000016014 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Z
Trading Symbol	PTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Z	$52	1.15%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.15%
Net Assets	$ 1,903,912,454
Holdings Count | Holding	29
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

C000016013 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Y
Trading Symbol	CFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$39	0.86%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.86%
Net Assets	$ 1,903,912,454
Holdings Count | Holding	29
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

C000093499 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS C
Trading Symbol	TSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$79	1.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.75%
Net Assets	$ 1,903,912,454
Holdings Count | Holding	29
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

C000093498 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS A
Trading Symbol	TSNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$52	1.15%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.15%
Net Assets	$ 1,903,912,454
Holdings Count | Holding	29
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,903,912,454

Total number of portfolio holdings	29

Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	41.9%

Communication Services	19.3%

Consumer Discretionary	13.9%

Financials	10.8%

Industrials	6.6%

Health Care	0.7%

Short-Term Investment Fund	7.2%

Other Assets/Liabilities (Net)	(0.4)%

Total	100.0%

C000048891 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS A
Trading Symbol	TMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Net Assets	$ 4,375,178,065
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000048892 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS C
Trading Symbol	TMCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$96	1.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.95%
Net Assets	$ 4,375,178,065
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000016016 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Y
Trading Symbol	TMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
Net Assets	$ 4,375,178,065
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000039629 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Z
Trading Symbol	TMCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Z	$61	1.24%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
Net Assets	$ 4,375,178,065
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000112484 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TMPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 4,375,178,065
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000226003 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS R6
Trading Symbol	TMPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
Net Assets	$ 4,375,178,065
Holdings Count | Holding	33
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$4,375,178,065

Total number of portfolio holdings	33

Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	26.3%

Financials	14.6%

Consumer Discretionary	12.3%

Health Care	11.6%

Materials	11.1%

Information Technology	10.0%

Consumer Staples	8.9%

Real Estate	2.8%

Short-Term Investment Fund	2.5%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000099304 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 198,316,949
Holdings Count | Holding	87
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

C000099303 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TVOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
Net Assets	$ 198,316,949
Holdings Count | Holding	87
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

C000051267 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS C
Trading Symbol	TVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$105	2.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%
Net Assets	$ 198,316,949
Holdings Count | Holding	87
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

C000051266 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS A
Trading Symbol	TVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Net Assets	$ 198,316,949
Holdings Count | Holding	87
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$198,316,949

Total number of portfolio holdings	87

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.0%

Industrials	21.2%

Information Technology	10.3%

Consumer Discretionary	9.1%

Real Estate	7.4%

Health Care	7.0%

Energy	5.5%

Materials	4.6%

Utilities	4.3%

Consumer Staples	2.5%

Exchange-Traded Fund	0.5%

Short-Term Investment Funds	3.9%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

C000109425 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS A
Trading Symbol	TSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,021,641,670
Holdings Count | Holding	288
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109426 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS C
Trading Symbol	TSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 1,021,641,670
Holdings Count | Holding	288
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193832 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS S
Trading Symbol	SSSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class S	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 1,021,641,670
Holdings Count | Holding	288
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109427 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Y
Trading Symbol	TSYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,021,641,670
Holdings Count | Holding	288
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000017655 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Z
Trading Symbol	TSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Z	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,021,641,670
Holdings Count | Holding	288
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109428 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 1,021,641,670
Holdings Count | Holding	288
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$1,021,641,670

Total number of portfolio holdings	288

Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	33.5%

Asset-Backed Securities	32.0%

Commercial Mortgage-Backed Securities	20.3%

Non‑Agency Collateralized Mortgage Obligations	7.4%

Commercial Paper	3.7%

U.S. Treasury Obligations	1.6%

Municipal Bonds	0.4%

U.S. Government Mortgage-Backed Obligations	0.3%

Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.0%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.6%

AA/Aa	10.1%

A/A	17.1%

BBB/Baa	28.5%

BB/Ba	1.0%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000244703 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS R6
Trading Symbol	TPYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$36	0.78%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.78%
Net Assets	$ 85,074,950
Holdings Count | Holding	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

C000214318 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TPYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$39	0.85%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.85%
Net Assets	$ 85,074,950
Holdings Count | Holding	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

C000067757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS Y
Trading Symbol	TPYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$41	0.90%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.90%
Net Assets	$ 85,074,950
Holdings Count | Holding	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

C000055087 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS C
Trading Symbol	TPYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$87	1.92%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.92%
Net Assets	$ 85,074,950
Holdings Count | Holding	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

C000055086 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS A
Trading Symbol	TPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$53	1.17%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.17%
Net Assets	$ 85,074,950
Holdings Count | Holding	32
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$85,074,950

Total number of portfolio holdings	32

Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	29.0%

Consumer Discretionary	18.1%

Health Care	12.2%

Financials	11.5%

Industrials	11.1%

Communication Services	10.5%

Consumer Staples	6.4%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	0.0%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Switzerland	11.2%

Netherlands	11.1%

Taiwan	9.9%

Brazil	8.6%

Canada	7.8%

Japan	7.7%

United States	7.3%

Sweden	7.0%

India	6.6%

United Kingdom	4.0%

Italy	3.8%

Singapore	3.3%

Germany	3.2%

Other Countries	7.3%

Short-Term Investment Fund	1.2%

Total	100.0%

C000079898 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS A
Trading Symbol	TCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 563,661,967
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

C000079895 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS C
Trading Symbol	TMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$101	1.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.92%
Net Assets	$ 563,661,967
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

C000079896 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TCVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 563,661,967
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

C000079897 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 563,661,967
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$563,661,967

Total number of portfolio holdings	73

Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	19.8%

Financials	15.7%

Information Technology	14.0%

Utilities	9.1%

Health Care	8.6%

Consumer Discretionary	8.3%

Energy	7.1%

Consumer Staples	6.5%

Materials	5.9%

Real Estate	4.5%

Exchange-Traded Fund	0.0%

Short-Term Investment Funds	2.4%

Other Assets/Liabilities (Net)	(1.9)%

Total	100.0%

C000079910 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 246,120,039
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000079909 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS Y
Trading Symbol	TSFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Net Assets	$ 246,120,039
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000079908 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS C
Trading Symbol	TSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$98	1.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%
Net Assets	$ 246,120,039
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000079907 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS A
Trading Symbol	TSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 246,120,039
Holdings Count | Holding	33
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$246,120,039

Total number of portfolio holdings	33

Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.8%

Financials	17.0%

Information Technology	16.9%

Consumer Discretionary	13.5%

Consumer Staples	7.6%

Materials	7.0%

Real Estate	5.3%

Health Care	3.6%

Short-Term Investment Fund	4.4%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

C000079919 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS A
Trading Symbol	TCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 575,381,889
Holdings Count | Holding	247
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000079920 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS C
Trading Symbol	TCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$73	1.45%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Net Assets	$ 575,381,889
Holdings Count | Holding	247
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000079921 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS Y
Trading Symbol	TCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 575,381,889
Holdings Count | Holding	247
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000079922 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 575,381,889
Holdings Count | Holding	247
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000232512 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS R6
Trading Symbol	TIMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 575,381,889
Holdings Count | Holding	247
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$575,381,889

Total number of portfolio holdings	247

Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	23.5%

U.S. Government Agency Obligations	22.4%

U.S. Treasury Obligations	12.5%

Agency Collateralized Mortgage Obligations	12.0%

U.S. Government Mortgage-Backed Obligations	11.3%

Asset-Backed Securities	7.8%

Municipal Bonds	5.1%

Commercial Mortgage-Backed Securities	4.5%

Non‑Agency Collateralized Mortgage Obligations	0.0%

Short-Term Investment Fund	0.1%

Other Assets/Liabilities (Net)	0.8%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	20.4%

AA/Aa	64.3%

A/A	8.2%

BBB/Baa	6.8%

BB/Ba	0.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000261019 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS R6
Trading Symbol	TARSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 904,014,750
Holdings Count | Holding	458
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131059 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TARBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 904,014,750
Holdings Count | Holding	458
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131058 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS Y
Trading Symbol	TMAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 904,014,750
Holdings Count | Holding	458
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131057 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS C
Trading Symbol	TMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$85	1.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%
Net Assets	$ 904,014,750
Holdings Count | Holding	458
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000131056 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS A
Trading Symbol	TMARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 904,014,750
Holdings Count | Holding	458
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$904,014,750

Total number of portfolio holdings	458

Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	81.9%

Bank Loans	8.5%

Asset-Backed Securities	3.8%

Common Stocks	2.3%

Investment Funds	0.4%

Warrants	0.3%

Purchased Options	0.0%

Short-Term Investment Funds	7.8%

Other Assets/Liabilities (Net)	(5.0)%

Written Options	0.0%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	7.6%

BB/Ba	40.2%

B/B	32.9%

CCC	9.8%

C or Lower	0.6%

Not Rated	8.9%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176882 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS A
Trading Symbol	TOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 276,368,085
Holdings Count | Holding	539
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176883 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS C
Trading Symbol	TODCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Net Assets	$ 276,368,085
Holdings Count | Holding	539
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176884 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS Y
Trading Symbol	TOBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 276,368,085
Holdings Count | Holding	539
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176885 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 276,368,085
Holdings Count | Holding	539
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$276,368,085

Total number of portfolio holdings	539

Portfolio turnover rate	118%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	52.4%

U.S. Treasury Obligations	25.3%

Non‑Agency Collateralized Mortgage Obligations	7.0%

Commercial Mortgage-Backed Securities	4.1%

U.S. Government Mortgage-Backed Obligations	3.5%

Agency Collateralized Mortgage Obligations	3.3%

Asset-Backed Securities	2.5%

Sovereign Government Obligations	0.5%

Short-Term Investment Funds	1.2%

Other Assets/Liabilities (Net)	0.2%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	35.3%

AA/Aa	14.1%

A/A	19.8%

BBB/Baa	24.2%

BB/Ba	1.9%

B/B	1.4%

Not Rated	3.3%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176889 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	THIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 110,000,898
Holdings Count | Holding	157
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176888 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS Y
Trading Symbol	THYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 110,000,898
Holdings Count | Holding	157
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176887 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS C
Trading Symbol	THYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$87	1.73%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%
Net Assets	$ 110,000,898
Holdings Count | Holding	157
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176886 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS A
Trading Symbol	THYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 110,000,898
Holdings Count | Holding	157
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$110,000,898

Total number of portfolio holdings	157

Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	94.7%

Bank Loans	1.8%

Common Stocks	0.1%

Short-Term Investment Funds	9.4%

Other Assets/Liabilities (Net)	(6.0)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

BBB/Baa	16.9%

BB/Ba	50.1%

B/B	27.8%

CCC	4.5%

Not Rated	0.7%

Total	100.0%
* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226969 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS A
Trading Symbol	TQCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 2,292,109,109
Holdings Count | Holding	92
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000226968 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS C
Trading Symbol	TQCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$85	1.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
Net Assets	$ 2,292,109,109
Holdings Count | Holding	92
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000226970 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS Y
Trading Symbol	TQCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 2,292,109,109
Holdings Count | Holding	92
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000226971 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 2,292,109,109
Holdings Count | Holding	92
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

C000229316 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS R6
Trading Symbol	TQCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 2,292,109,109
Holdings Count | Holding	92
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics

Fund net assets	$2,292,109,109

Total number of portfolio holdings	92

Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	20.4%

Financials	14.9%

Health Care	12.5%

Industrials	9.7%

Communication Services	8.8%

Energy	7.4%

Consumer Staples	7.3%

Consumer Discretionary	6.2%

Utilities	4.9%

Materials	3.8%

Real Estate	3.4%

Short-Term Investment Fund	0.7%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%